Commitments and Contingencies (Tables) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Line Items]
Summary of future minimum lease payments under noncancelable operating leases
A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2021, is
 as follows:

FOR THE YEARS ENDED DECEMBER 31,
2022	$7,841
2023	7,257
2024	2,549
2025	1,450
2026	1,242
Thereafter	5,359

Total	$25,698

Summary of future minimum payments under these capital lease arrangements
Future

minimum lease payments under the capital lease agreements as of
December 31, 2021
, together with the present value of the minimum lease payments are as follows:

FOR THE YEARS ENDED DECEMBER 31,

2022	$779
2023	330
Thereafter	—

Total minimum lease payments	$1,109
Less: amount representing interest	(117)

Present value of obligations under capital leases	$992

Current portion of capital lease obligations	$672

Capital lease obligations, long-term	$320